CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net loss attributable to HUYA Inc.	¥ (47,955)	$ (6,571)	¥ (204,519)		¥ (547,673)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation of property and equipment	39,945	5,472	46,803		43,413	[1]
Amortization of acquired intangible assets	36,555	5,008	54,320		58,599	[1]
Amortization of right-of-use assets	37,461	5,132	39,277		41,599	[1]
(Reversal of) allowance for expected credit losses	(5,797)	(794)	13,394		(107)	[1]
Loss (Gain) on disposal of property and equipment and other long-term assets	(831)	(113)	(594)		1,388	[1]
Share-based compensation	64,520	8,840	78,265		156,478	[1]
Share of loss in equity method investments, net of income taxes	0	0	0		520	[1]
Deferred income tax expenses (benefits)	(4,041)	(554)	(4,007)		17,500	[1]
Gain on fair value changes of investments	0	0	0		(7,602)	[1]
Impairment loss of investments	232,466	31,848	225,800		55,201	[1]
Impairment of goodwill	0	0	0		34,640	[1]
Short-term investments income	0	0	0		(2,081)	[1]
Foreign currency exchange losses, net	3,802	521	1,593		2,516	[1]
Changes in operating assets and liabilities, net of effects from acquisition:
Accounts receivable	(9,043)	(1,239)	4,706		3,579	[1]
Prepayments and other assets	50,142	6,869	36,277		57,747	[1]
Prepaid assets and amounts due from related parties	(59,002)	(8,083)	(88,861)		88,940	[1]
Accounts payable	50,269	6,887	4,472		(3,039)	[1]
Amounts due to related parties	12,585	1,724	15,286		(82,984)	[1]
Advances from customers and deferred revenue	(158,235)	(21,678)	(60,114)		(58,249)	[1]
Lease liabilities	(29,220)	(4,003)	(31,664)		(34,880)	[1]
Accrued liabilities and other current liabilities	(124,018)	(16,990)	(183,505)		(248,848)	[1]
Income tax payable	4,680	641	20,990		22,980	[1]
Net cash (used in)/provided by operating activities	94,283	12,917	(32,081)		(400,363)	[1]
Cash flows from investing activities
Placements of short-term deposits	(3,428,284)	(469,673)	(6,064,259)		(8,460,370)	[1]
Maturities of short-term deposits	7,265,712	995,397	8,285,719		8,291,399	[1]
Placements of short-term investments	(10,000)	(1,370)	0		0	[1]
Maturities of short-term investments	10,000	1,370	3,117		815,295	[1]
Placements of long-term deposits	(60,000)	(8,220)	(2,141,404)		(1,086,682)	[1]
Maturities of long-term deposits	140,000	19,180	714,657		0	[1]
Purchase of property and equipment	(186,257)	(25,517)	(123,207)		(156,350)	[1]
Purchase of intangible assets	(24,244)	(3,321)	(8,084)		(8,425)	[1]
Cash paid for long-term investments	0	0	(68,332)		(244,544)	[1]
Cash consideration paid for business combination under common control	(28,770)	(3,941)	(546,084)		0	[1]
Proceeds from disposal of property and equipment	378	52	1,083		1,109	[1]
Net cash (used in)/provided by investing activities	3,678,535	503,957	53,206		(848,568)	[1]
Cash flows from financing activities
Repurchase of shares	(247,890)	(33,961)	(202,422)		0	[1]
Dividends paid to shareholders	(2,857,461)	(391,470)	0		0	[1]
Proceeds from exercise of vested share options	680	93	128		6,049	[1]
Net cash provided by/(used in) financing activities	(3,104,671)	(425,338)	(202,294)		6,049	[1]
Net (decrease) increase in cash and cash equivalents and restricted cash	668,147	91,536	(181,169)		(1,242,882)	[1]
Cash and cash equivalents and restricted cash at the beginning of the year	530,110	72,625	698,141	[1]	1,846,454	[1]
Effect of exchange rate changes on cash and cash equivalents and restricted cash	7,685	1,052	13,138		94,569	[1]
Cash and cash equivalents and restricted cash at the end of the year	1,205,942	165,213	530,110		698,141	[1]
Supplemental disclosure of cash flows information:
- Unpaid cash consideration for business acquisition			(28,742)
- Income tax received (paid)	(13,519)	(1,852)	8,895		87,890
- Unpaid cash consideration for repurchase of treasury shares	(4,365)	(598)	(3,923)
- Acquisition of property and equipment, included with accrued liabilities and other current liabilities	¥ 73,309	$ 10,043	¥ 62,357		¥ 17,787

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).